UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices) (Zip code)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1.  Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS — 97.4%
AUSTRALIA — 5.3%
BHP Billiton Ltd.(a)	1,329,003	$61,758,769
CSL Ltd.	950,875	66,527,427
Woodside Petroleum Ltd.	2,781,547	72,875,726
Woolworths Ltd.	3,173,186	71,062,545
		272,224,467

CANADA — 5.8%
Canadian Natural Resources Ltd.(b)	2,636,130	80,955,552
Enbridge, Inc.(b)	833,915	40,444,878
Imperial Oil Ltd.(b)	2,055,351	81,967,398
Magna International, Inc.(b)	1,719,138	92,248,945
		295,616,773

CHINA — 0.7%
AAC Technologies Holdings, Inc.	6,072,618	37,489,939

COLOMBIA — 1.4%
Bancolombia S.A.(a)	1,810,694	71,214,595

DENMARK — 1.4%
Novo Nordisk A/S(a)	1,324,879	70,735,290

FRANCE — 9.0%
Air Liquide S.A.	537,218	69,162,312
AXA S.A.	3,264,155	82,157,728
BNP Paribas S.A.	1,140,230	69,379,685
Carrefour S.A.	1,916,220	64,016,171
Dassault Systemes	432,036	29,238,292
L'Oreal S.A.	237,758	43,793,566
LVMH Moet Hennessy Louis Vuitton S.E.	282,811	49,770,813
Technip S.A.(a)	3,588,612	54,295,700
		461,814,267

GERMANY — 15.3%
Allianz S.E.(a)	4,660,449	81,115,115
BASF S.E.	977,303	96,750,370
Bayer A.G.(a)	334,588	50,276,866
Continental A.G.	338,976	79,829,067
Fresenius S.E. & Co. KGaA	988,311	58,920,657
Henkel A.G. & Co. KGaA(a)	534,976	62,966,675
Muenchener Rueckversicherungs A.G.	453,264	97,400,098
SAP S.E.(a)	1,012,192	73,049,897
Siemens A.G.	752,443	81,381,241
Volkswagen A.G.	366,913	97,307,931
		778,997,917

IRELAND — 1.2%
Ryanair Holdings PLC(a)	946,182	$63,176,572

JAPAN — 14.3%
FANUC Corp.	261,873	57,170,492
Fuji Heavy Industries Ltd.	2,401,817	79,731,283
Honda Motor Co., Ltd.(a)	1,989,374	65,171,892
Japan Tobacco, Inc.	2,710,188	85,682,227
JGC Corp.	2,891,414	57,416,257
Komatsu Ltd.	2,909,099	57,026,134
Kubota Corp.	4,694,960	74,175,240
Nitto Denko Corp.	1,044,314	69,732,975
Rakuten, Inc.	2,981,736	52,502,840
Sysmex Corp.	818,328	45,373,729
Terumo Corp.	1,856,143	48,896,271
Tokyo Electron Ltd.	546,532	37,909,511
		730,788,851

MEXICO — 3.0%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	13,865,402	80,464,509
Wal-Mart de Mexico S.A.B. de C.V.(a)	2,946,673	73,401,624
		153,866,133

NETHERLANDS — 2.3%
Gemalto N.V.	616,745	49,142,109
Royal Dutch Shell PLC(a)	1,048,927	65,767,723
		114,909,832

PERU — 1.6%
Credicorp Ltd.	585,035	82,273,472

SINGAPORE — 3.0%
Singapore Telecommunications Ltd.	23,395,680	74,653,426
United Overseas Bank Ltd.(a)	2,343,608	78,159,327
		152,812,753

SOUTH AFRICA — 1.5%
MTN Group Ltd.	4,390,726	74,015,137

SWEDEN — 3.1%
Sandvik A.B.	5,028,545	56,309,580
SKF A.B.(a)	1,423,559	36,756,293
Svenska Cellulosa A.B. SCA - B Shares	2,876,019	66,087,258
		159,153,131

SWITZERLAND — 9.6%
ABB Ltd.*	2,972,947	63,068,204
Adecco S.A.*	1,124,301	93,455,814
Coca-Cola HBC A.G.*	1,445,122	25,996,546
Givaudan S.A.*	22,395	40,459,872
Nestle S.A.(a)	742,044	55,816,995
Novartis A.G.(a)	628,301	61,956,762
Roche Holding A.G.	270,892	74,438,992

Syngenta A.G.(a)	1,132,761	$76,812,524
		492,005,709

TAIWAN — 2.2%
Largan Precision Co., Ltd.	730,000	62,756,630
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	2,050,751	48,151,634
		110,908,264

TURKEY — 1.5%
Turkiye Garanti Bankasi A.S.	24,126,427	78,677,087

UNITED KINGDOM — 11.9%
Barclays PLC(a)	4,876,977	71,057,555
Compass Group PLC	4,079,719	70,823,462
Diageo PLC(a)	602,028	66,566,236
HSBC Holdings PLC(a)	1,515,112	64,528,620
Prudential PLC(a)	1,620,057	80,808,443
Reckitt Benckiser Group PLC	766,112	65,815,965
SABMiller PLC	1,101,884	57,721,002
Standard Life PLC	7,526,971	52,892,015
WPP PLC	3,332,069	75,676,176
		605,889,474

UNITED STATES — 3.3%
Aflac, Inc.	1,697,087	108,630,539
Mettler-Toledo International, Inc.*	180,337	59,267,755
		167,898,294

TOTAL COMMON STOCKS (Cost $3,631,163,328) — 97.4%		4,974,467,957

SHORT-TERM INVESTMENTS — 1.6%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.010%	80,000,000	80,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $80,000,000) — 1.6%		80,000,000

TOTAL INVESTMENTS (Cost $3,711,163,328) — 99.0%		5,054,467,957
Other assets less liabilities — 1.0%		51,548,350

TOTAL NET ASSETS — 100.0%		$5,106,016,307

(equivalent to $33.92 per share; unlimited shares of $1.00 par value capital shares authorized; 150,520,578 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS — 94.1%
BRAZIL — 10.6%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	80,000	$279,734
Kepler Weber S.A.	21,500	186,936
Odontoprev S.A.	94,200	320,828
Ouro Fino Saude Animal Participacoes S.A.	35,500	319,006
Qualicorp S.A.*	34,400	245,745
Tegma Gestao Logistica	138,800	634,507
		1,986,756

CHINA — 10.6%
Greatview Aseptic Packaging Co., Ltd.	1,192,000	617,856
Haier Electronics Group Co., Ltd.	317,000	829,772
Tencent Holdings Ltd.	28,600	543,108
		1,990,736

FRANCE — 2.4%
Sanofi(a)	9,300	459,792

INDIA — 11.8%
Bharti Airtel Ltd.	104,150	654,059
Castrol India Ltd.	47,030	355,904
Essel Propack Ltd.	187,700	374,072
Pidilite Industries Ltd.	38,050	364,562
Snowman Logistics Ltd.*	339,158	459,843
		2,208,440

INDONESIA — 2.4%
Kalbe Farma Tbk P.T.	3,129,500	446,516

KENYA — 2.4%
Safaricom Ltd.	2,459,800	453,892

MEXICO — 9.9%
Fomento Economico Mexicano S.A.B. de C.V.*(a)	6,500	607,750
Fresnillo PLC	22,250	224,708
Grupo Lala S.A.B. de C.V.	188,700	382,881
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	133,100	279,053
Megacable Holdings S.A.B. de C.V.*	90,962	356,191
		1,850,583

NIGERIA — 1.7%
Nigerian Breweries PLC	437,900	315,542

PERU — 6.8%
Alicorp S.A.A.	180,800	350,331
Corp Lindley S.A.*	769,893	556,938
InRetail Peru Corp.*(b)	24,497	369,905
		1,277,174

RUSSIA — 4.4%
Magnit PJSC*	2,260	$440,860
Mail.ru Group Ltd.*(c)	19,290	380,937
		821,797

SOUTH AFRICA — 4.9%
MTN Group Ltd.	18,630	314,049
Nampak Ltd.	178,300	597,320
		911,369

SOUTH KOREA — 8.0%
NAVER Corp.	1,390	838,591
Samsung Electronics Co., Ltd.	390	505,734
Samsung Electronics Co., Ltd.(c)	250	160,790
		1,505,115

THAILAND — 3.1%
Mega Lifesciences PCL	1,070,400	585,852

TURKEY — 5.7%
Coca-Cola Icecek A.S.	32,600	550,497
Turk Traktor ve Ziraat Makineleri A.S.	17,328	515,196
		1,065,693

UNITED ARAB EMIRATES — 2.2%
Aramex PJSC	431,600	405,948

UNITED STATES — 5.0%
Anadarko Petroleum Corp.	3,918	324,449
Frank's International N.V.	17,300	323,510
Schlumberger Ltd.	3,429	286,116
		934,075

VIETNAM — 2.2%
Viet Nam Dairy Products JSC	82,874	407,546

TOTAL COMMON STOCKS (Cost $17,924,232) — 94.1%		17,626,826

TOTAL INVESTMENTS (Cost $17,924,232) — 94.1%		17,626,826
Other assets less liabilities — 5.9%		1,095,317

TOTAL NET ASSETS — 100.0%		$18,722,143

(equivalent to $10.61 per share; unlimited shares of $1.00 par value capital shares authorized; 1,763,902 shares outstanding)

JSC - Joint Stock Company
PCL - Public Company Limited
PJSC - Private Joint Stock Company
PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	144A restricted security.
(c)	GDR - Global Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.2%
AUSTRALIA — 1.4%
Amcor Ltd.	13,160	$140,223

CANADA — 4.8%
Canadian Pacific Railway Ltd.(a)	920	168,084
Enbridge, Inc.(a)	1,870	90,695
Imperial Oil Ltd.(a)	2,490	99,301
Magna International, Inc.(a)	2,030	108,930
		467,010

CHINA — 0.6%
Haier Electronics Group Co., Ltd.	21,000	54,969

FRANCE — 7.5%
Accor S.A.	1,380	71,963
Air Liquide S.A.(b)	3,830	98,412
AXA S.A.	6,110	153,787
BNP Paribas S.A.	2,050	124,736
Sanofi(b)	3,000	148,320
Valeo S.A.	935	139,463
		736,681

GERMANY — 4.7%
BASF S.E.(b)	1,240	123,337
Bayer A.G.(b)	1,065	160,032
Daimler A.G.	1,865	179,108
		462,477

IRELAND — 1.3%
Ryanair Holdings PLC(b)	1,928	128,733

JAPAN — 8.2%
FANUC Corp.(b)	4,840	176,950
Japan Tobacco, Inc.	3,900	123,298
Kao Corp.(b)	3,660	183,147
Sysmex Corp.	2,800	155,251
Toyota Motor Corp.(b)	1,225	171,365
		810,011

MEXICO — 0.9%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	15,100	87,629

NETHERLANDS — 2.3%
NXP Semiconductor N.V.*	2,283	229,122

PERU — 1.3%
Credicorp Ltd.	940	132,192

SINGAPORE — 1.1%
United Overseas Bank Ltd.(b)	3,300	$110,055

SOUTH AFRICA — 0.3%
MTN Group Ltd.	1,467	24,730

SWEDEN — 1.0%
Hennes & Mauritz A.B.(b)	12,138	97,832

SWITZERLAND — 2.0%
Nestle S.A.(b)	1,630	122,610
Roche Holding A.G.(b)	2,204	75,773
		198,383

TAIWAN — 1.2%
Hermes Microvision, Inc.	2,000	115,064

TURKEY — 0.7%
Turk Traktor ve Ziraat Makineleri A.S.	1,031	30,654
Turkiye Garanti Bankasi A.S.	11,214	36,569
		67,223

UNITED KINGDOM — 3.0%
Diageo PLC(b)	761	84,144
Prudential PLC(b)	3,080	153,630
Vodafone Group PLC(b)	1,734	56,667
		294,441

UNITED STATES — 55.9%
Actavis PLC*	681	202,679
Adobe Systems, Inc.*	2,230	164,886
Alaska Air Group, Inc.	814	53,871
AMC Networks, Inc. - Class A*	1,320	101,165
Applied Materials, Inc.	6,000	135,360
Avago Technologies Ltd.	2,261	287,102
Boeing Co.	1,306	196,004
Charles Schwab Corp.	6,332	192,746
Chevron Corp.	1,109	116,423
CNO Financial Group, Inc.	2,081	35,835
Computer Sciences Corp.	1,656	108,104
Discover Financial Services	1,856	104,586
Dominion Resources, Inc.	1,334	94,541
Exelis, Inc.	1,425	34,727
Fidelity National Information Services, Inc.	2,090	142,245
General Electric Co.	7,010	173,918
Gilead Sciences, Inc.*	1,115	109,415
Google, Inc. - Class A*	151	83,760
Google, Inc. - Class C*	151	82,748
Hartford Financial Services Group, Inc.	3,770	157,661
Home Depot, Inc.	1,080	122,699
KeyCorp	7,450	105,492
Kraft Foods Group, Inc.	2,667	232,336
Lincoln National Corp.	2,690	154,567
Marriott International, Inc. - Class A	1,100	88,352
Marsh & McLennan Cos., Inc.	3,485	195,474

Mettler-Toledo International, Inc.*	368	$120,943
Microsoft Corp.	4,100	166,685
Monsanto Co.	1,162	130,771
Perrigo Co. PLC	615	101,813
Phillips 66	1,265	99,429
Priceline Group, Inc.*	48	55,879
Questar Corp.	1,050	25,053
Salix Pharmaceuticals Ltd.*	960	165,898
Schlumberger Ltd.	1,600	133,504
Signature Bank*	1,260	163,271
Texas Instruments, Inc.	2,800	160,118
TRW Automotive Holdings Corp.*	1,050	110,092
Tyson Foods, Inc. - Class A	1,975	75,643
Verizon Communications, Inc.	2,866	139,374
Walt Disney Co.	2,190	229,709
Zoetis, Inc.	2,990	138,407
		5,493,285

TOTAL COMMON STOCKS (Cost $7,570,474) — 98.2%		9,650,060

TOTAL INVESTMENTS (Cost $7,570,474) — 98.2%		9,650,060
Other assets less liabilities — 1.8%		176,935

TOTAL NET ASSETS — 100.0%		$9,826,995

(equivalent to $13.33 per share; unlimited shares of $1.00 par value capital shares authorized; 737,195 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	Canadian security traded on U.S. stock exchange.
(b)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS — 97.8%
CONSUMER DISCRETIONARY — 34.0%
Amazon.com, Inc.*	312	$116,095
AMC Networks, Inc. - Class A*	1,116	85,530
Aramark	5,367	169,758
Cinemark Holdings, Inc.	4,829	217,643
Comcast Corp. - Class A	3,008	169,862
CST Brands, Inc.	1,483	65,000
Gildan Activewear, Inc.	5,550	163,836
Hilton Worldwide Holdings, Inc.*	3,593	106,425
Jarden Corp.*	2,563	135,583
Liberty Broadband Corp. - Class C*	2,306	130,519
Liberty Ventures - Class A*	2,586	108,638
Nexstar Broadcasting Group, Inc. - Class A	2,731	156,268
Priceline Group, Inc.*	135	157,160
PVH Corp.	762	81,199
Sally Beauty Holdings, Inc.*	3,046	104,691
Service Corp. International	11,534	300,461
ServiceMaster Global Holdings, Inc.*	2,036	68,715
Starz - Class A*	3,063	105,398
Time Warner, Inc.	1,589	134,175
Twenty-First Century Fox, Inc. - Class B	3,827	125,832
VF Corp.	1,953	147,080
Walt Disney Co.	607	63,668
		2,913,536

CONSUMER STAPLES — 8.0%
Anheuser-Busch InBev N.V.(a)	1,292	157,508
Constellation Brands, Inc. - Class A*	366	42,533
Kroger Co.	2,902	222,467
Molson Coors Brewing Co. - Class B	1,167	86,883
Spectrum Brands Holdings, Inc.	1,905	170,612
		680,003

ENERGY — 4.8%
Antero Resources Corp.*	2,562	90,490
Concho Resources, Inc.*	518	60,046
Gulfport Energy Corp.*	2,018	92,646
Oasis Petroleum, Inc.*	5,941	84,481
RSP Permian, Inc.*	3,272	82,422
		410,085

FINANCIALS — 8.0%
Discover Financial Services	1,658	93,428
Lazard Ltd. - Class A	2,553	134,262
PacWest Bancorp	2,818	132,136
PrivateBancorp, Inc.	3,209	112,861
SVB Financial Group*	934	118,655

Texas Capital Bancshares, Inc.*	1,916	$93,214
		684,556

HEALTH CARE — 10.3%
Actavis PLC*	839	249,703
Akorn, Inc.*	2,671	126,899
Catamaran Corp.*	2,295	136,644
Celgene Corp.*	792	91,302
Cooper Cos., Inc.	566	106,080
Envision Healthcare Holdings, Inc.*	4,450	170,658
		881,286

INDUSTRIALS — 9.3%
General Dynamics Corp.	984	133,558
Honeywell International, Inc.	1,814	189,218
Huntington Ingalls Industries, Inc.	798	111,840
Sensata Technologies Holding N.V.*	3,691	212,048
Wabtec Corp.	1,612	153,156
		799,820

INFORMATION TECHNOLOGY — 15.1%
Alibaba Group Holding Ltd.*(a)	335	27,885
Amphenol Corp. - Class A	1,712	100,888
Apple, Inc.	328	40,813
Fidelity National Information Services, Inc.	2,515	171,171
Microsoft Corp.	2,036	82,774
QUALCOMM, Inc.	2,401	166,485
Seagate Technology PLC	1,345	69,980
Skyworks Solutions, Inc.	3,510	344,998
TE Connectivity Ltd.	2,143	153,482
Visa, Inc. - Class A	836	54,683
Western Digital Corp.	916	83,365
		1,296,524

MATERIALS — 7.5%
Ball Corp.	1,713	121,006
Berry Plastics Group, Inc.*	6,420	232,340
Crown Holdings, Inc.*	4,118	222,455
KapStone Paper and Packaging Corp.	2,118	69,555
		645,356

TELECOMMUNICATION SERVICES — 0.8%
Verizon Communications, Inc.	1,455	70,757

TOTAL COMMON STOCKS (Cost $7,153,550) — 97.8%		8,381,923

TOTAL INVESTMENTS (Cost $7,153,550) — 97.8%		$8,381,923
Other assets less liabilities — 2.2%		192,518

TOTAL NET ASSETS — 100.0%		$8,574,441

(equivalent to $12.26 per share; unlimited shares of $1.00 par value capital shares authorized; 699,163 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.9%
CONSUMER DISCRETIONARY — 17.9%
Big Lots, Inc.	361,840	$17,379,175
Buffalo Wild Wings, Inc.*	24,450	4,431,318
Cabela's, Inc.*	74,475	4,169,111
Chipotle Mexican Grill, Inc. - Class A*	25,756	16,755,308
Cracker Barrel Old Country Store, Inc.	53,250	8,101,455
Dollar Tree, Inc.*	277,075	22,483,251
DR Horton, Inc.	469,802	13,379,961
Expedia, Inc.	146,700	13,808,871
Harley-Davidson, Inc.	184,250	11,191,345
Harman International Industries, Inc.	92,050	12,300,641
Lear Corp.	142,125	15,750,292
LKQ Corp.*	297,800	7,611,768
Lululemon Athletica, Inc.*	174,750	11,187,495
NVR, Inc.*	11,614	15,431,057
O'Reilly Automotive, Inc.*	51,975	11,239,074
Panera Bread Co. - Class A*	66,673	10,667,347
Polaris Industries, Inc.	62,775	8,857,553
Priceline Group, Inc.*	6,574	7,653,122
PulteGroup, Inc.	294,450	6,545,624
Ross Stores, Inc.	192,650	20,297,604
Royal Caribbean Cruises Ltd.(a)	162,900	13,333,365
Tenneco, Inc.*	127,730	7,334,257
Texas Roadhouse, Inc.	456,400	16,626,652
Thor Industries, Inc.	294,349	18,605,800
Tractor Supply Co.	106,075	9,022,740
TripAdvisor, Inc.*	156,538	13,019,265
		317,183,451

CONSUMER STAPLES — 7.4%
Casey's General Stores, Inc.	27,762	2,501,356
Hain Celestial Group, Inc.*	297,650	19,064,482
Hormel Foods Corp.	261,100	14,843,535
JM Smucker Co.	147,550	17,075,962
Kroger Co.	180,525	13,839,047
Monster Beverage Corp.*	135,181	18,708,374
Sprouts Farmers Market, Inc.*	391,840	13,804,523
Tyson Foods, Inc. - Class A	432,325	16,558,048
Whole Foods Market, Inc.	271,775	14,154,042
		130,549,369

ENERGY — 5.5%
Antero Resources Corp.*	151,931	5,366,203
Concho Resources, Inc.*	24,065	2,789,615
Diamondback Energy, Inc.*	162,325	12,473,053
Energen Corp.	186,375	12,300,750
Gulfport Energy Corp.*	248,914	11,427,641
Oasis Petroleum, Inc.*	899,950	12,797,289
Patterson-UTI Energy, Inc.	692,525	13,002,157

Pioneer Natural Resources Co.	23,429	$3,830,876
Range Resources Corp.	172,725	8,988,609
U.S. Silica Holdings, Inc.	414,000	14,742,540
		97,718,733

FINANCIALS — 16.2%
Affiliated Managers Group, Inc.*	105,890	22,743,054
CBOE Holdings, Inc.	217,096	12,462,396
Hartford Financial Services Group, Inc.	1,096,600	45,859,812
Host Hotels & Resorts, Inc. REIT	1,155,600	23,320,008
KeyCorp	2,523,629	35,734,587
Lazard Ltd. - Class A(a)	364,951	19,192,773
Lincoln National Corp.	508,150	29,198,299
National Retail Properties, Inc. REIT	458,750	18,794,988
Outfront Media, Inc. REIT	851,739	25,484,031
Signature Bank*	131,776	17,075,534
SVB Financial Group*	141,600	17,988,864
T. Rowe Price Group, Inc.	233,825	18,935,148
		286,789,494

HEALTH CARE — 14.7%
Akorn, Inc.*	193,049	9,171,758
AmerisourceBergen Corp.	232,300	26,405,541
BioMarin Pharmaceutical, Inc.*	82,325	10,259,342
Catamaran Corp.*(a)	296,300	17,641,702
Centene Corp.*	131,575	9,301,037
CIGNA Corp.	133,950	17,338,488
Cooper Cos., Inc.	109,075	20,442,836
DaVita HealthCare Partners, Inc.*	150,475	12,230,608
Edwards Lifesciences Corp.*	105,425	15,018,845
Humana, Inc.	85,470	15,215,369
Incyte Corp.*	79,725	7,307,594
Isis Pharmaceuticals, Inc.*	182,400	11,613,408
Medivation, Inc.*	85,900	11,087,113
Molina Healthcare, Inc.*	54,125	3,642,071
PAREXEL International Corp.*	452,836	31,241,156
PerkinElmer, Inc.	334,075	17,084,595
Perrigo Co. PLC (a)	94,453	15,636,694
ResMed, Inc.	24,650	1,769,377
Vertex Pharmaceuticals, Inc.*	73,175	8,632,455
		261,039,989

INDUSTRIALS — 10.4%
Acuity Brands, Inc.	109,950	18,489,192
AECOM*	589,875	18,179,947
Con-way, Inc.	344,005	15,180,941
Huntington Ingalls Industries, Inc.	172,200	24,133,830
JetBlue Airways Corp.*	642,982	12,377,403
Manpowergroup, Inc.	86,150	7,421,823
Spirit Airlines, Inc.*	302,450	23,397,532
Textron, Inc.	272,234	12,068,133
Timken Co.	86,225	3,633,522
Trinity Industries, Inc.	195,825	6,953,746
United Rentals, Inc.*	218,900	19,954,924

Verisk Analytics, Inc. - Class A*	317,225	$22,649,865
		184,440,858

INFORMATION TECHNOLOGY — 15.3%
Avago Technologies Ltd.(a)	217,275	27,589,579
Avnet, Inc.	342,741	15,251,975
Computer Sciences Corp.	615,925	40,207,584
DST Systems, Inc.	165,037	18,271,246
Fidelity National Information Services, Inc.	301,000	20,486,060
HomeAway, Inc.*	194,225	5,859,768
IAC/InterActiveCorp	215,000	14,506,050
iGATE Corp.*	256,789	10,954,619
Linear Technology Corp.	194,050	9,081,540
NXP Semiconductor N.V.*(a)	147,425	14,795,573
Palo Alto Networks, Inc.*	84,825	12,391,236
Skyworks Solutions, Inc.	448,603	44,093,189
Take-Two Interactive Software, Inc.*	252,425	6,425,478
Twitter, Inc.*	307,475	15,398,348
Western Digital Corp.	87,350	7,949,724
Yelp, Inc. - Class A*	91,350	4,325,423
Zillow, Inc. - Class A*	41,500	4,162,450
		271,749,842

MATERIALS — 4.3%
Agnico Eagle Mines Ltd.(a)	233,500	6,523,990
CF Industries Holdings, Inc.	42,968	12,189,162
Compass Minerals International, Inc.	285,075	26,571,840
KapStone Paper and Packaging Corp.	405,639	13,321,185
Louisiana-Pacific Corp.*	427,125	7,051,834
Westlake Chemical Corp.	143,900	10,352,166
		76,010,177

UTILITIES — 8.2%
Atmos Energy Corp.	1,119,954	61,933,456
DTE Energy Co.	662,350	53,445,021
Questar Corp.	283,923	6,774,403
Xcel Energy, Inc.	654,175	22,771,832
		144,924,712

TOTAL COMMON STOCKS (Cost $1,565,633,867) — 99.9%		1,770,406,625

TOTAL INVESTMENTS (Cost $1,565,633,867) — 99.9%		1,770,406,625
Other assets less liabilities — 0.1%		1,560,061

TOTAL NET ASSETS — 100.0%		$1,771,966,686

(equivalent to $16.36 per share; unlimited shares of $1.00 par value capital shares authorized; 108,289,337 shares outstanding)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 15.6%
Buckle, Inc.	131,825	$6,734,939
Cracker Barrel Old Country Store, Inc.	51,900	7,896,066
iRobot Corp.*	122,600	4,000,438
Monro Muffler Brake, Inc.	104,500	6,797,725
Sotheby's	106,500	4,500,690
Steiner Leisure Ltd.*(a)	93,357	4,425,122
Thor Industries, Inc.	55,931	3,535,398
Weight Watchers International, Inc.*	155,814	1,089,140
		38,979,518

ENERGY — 1.3%
Geospace Technologies Corp.*	60,860	1,004,799
Gulfport Energy Corp.*	47,600	2,185,316
		3,190,115

FINANCIALS — 9.1%
CNO Financial Group, Inc.	212,600	3,660,972
Cohen & Steers, Inc.	107,726	4,411,380
EverBank Financial Corp.	140,500	2,533,215
Hercules Technology Growth Capital, Inc.	185,500	2,500,540
LendingTree, Inc.*	39,900	2,234,799
Mid-America Apartment Communities, Inc. REIT	41,400	3,198,978
PRA Group, Inc.*	77,710	4,221,207
		22,761,091

HEALTH CARE — 30.5%
Acorda Therapeutics, Inc.*	75,000	2,496,000
Adeptus Health, Inc. - Class A*	44,300	2,224,746
Air Methods Corp.*	98,500	4,589,115
Akorn, Inc.*	153,600	7,297,536
Bruker Corp.*	265,400	4,901,938
Centene Corp.*	119,800	8,468,662
Cynosure, Inc. - Class A*	174,000	5,336,580
Genomic Health, Inc.*	70,600	2,156,830
Hanger, Inc.*	35,000	794,150
HMS Holdings Corp.*	105,000	1,622,250
ICU Medical, Inc.*	60,145	5,601,905
Impax Laboratories, Inc.*	86,700	4,063,629
Omnicell, Inc.*	135,400	4,752,540
PRA Health Sciences, Inc.*	127,800	3,685,752
Salix Pharmaceuticals Ltd.*	13,963	2,412,946
Sirona Dental Systems, Inc.*	42,800	3,851,572
Team Health Holdings, Inc.*	117,900	6,898,329
U.S. Physical Therapy, Inc.	90,050	4,277,375
Vascular Solutions, Inc.*	27,000	818,640
		76,250,495

INDUSTRIALS — 12.5%
Aegion Corp.*	139,800	$2,523,390
Alaska Air Group, Inc.	112,400	7,438,632
Celadon Group, Inc.	141,600	3,854,352
Chart Industries, Inc.*	45,500	1,595,913
Erickson, Inc.*	128,800	556,416
Power Solutions International, Inc.*	37,908	2,437,105
PowerSecure International, Inc.*	217,600	2,863,616
Proto Labs, Inc.*	38,100	2,667,000
Teledyne Technologies, Inc.*	37,900	4,045,067
Triumph Group, Inc.	31,100	1,857,292
WageWorks, Inc.*	27,300	1,455,909
		31,294,692

INFORMATION TECHNOLOGY — 28.2%
ADTRAN, Inc.	83,900	1,566,413
Ambarella, Inc.*(a)	98,000	7,419,580
Amber Road, Inc.*	69,200	640,100
BroadSoft, Inc.*	209,900	7,023,254
Covisint Corp.*	157,245	319,208
Cypress Semiconductor Corp.*	185,500	2,617,405
Daktronics, Inc.	228,800	2,473,328
Descartes Systems Group, Inc.*(a)	53,300	802,698
Electronics for Imaging, Inc.*	67,500	2,818,125
ePlus, Inc.*	47,800	4,155,254
II-VI, Inc.*	214,500	3,959,670
InvenSense, Inc.*	166,200	2,527,902
j2 Global, Inc.	118,600	7,789,648
Jack Henry & Associates, Inc.	126,900	8,869,041
Kofax Ltd.*(a)	155,800	1,706,010
Liquidity Services, Inc.*	118,400	1,169,792
Monotype Imaging Holdings, Inc.	138,400	4,517,376
Semtech Corp.*	139,200	3,708,984
Stratasys Ltd.*(a)	51,145	2,699,433
Veeco Instruments, Inc.*	124,800	3,812,640
		70,595,861

MATERIALS — 2.1%
Balchem Corp.	63,500	3,516,630
Carpenter Technology Corp.	32,500	1,263,600
Marrone Bio Innovations, Inc.*	123,500	477,945
		5,258,175

TOTAL COMMON STOCKS (Cost $176,624,668) — 99.3%		248,329,947

TOTAL INVESTMENTS (Cost $176,624,668) — 99.3%		248,329,947
Other assets less liabilities — 0.7%		1,853,499

TOTAL NET ASSETS — 100.0%		$250,183,446

(equivalent to $26.17 per share; unlimited shares of $1.00 par value capital shares authorized; 9,559,459 shares outstanding)

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 11.4%
AmeriCredit Automobile Receivables Trust
Series 2012-1, Class B, 1.730%, 2/8/17(a)	$12,569	$12,575
Series 2012-4, Class A3, 0.670%, 6/8/17(a)	267,970	267,969
Series 2013-1, Class A3, 0.610%, 10/10/17(a)	482,534	482,583
Series 2015-1, Class A2A, 0.770%, 4/9/18(a)	200,000	200,031
Chase Issuance Trust Series 2012-A5, Class A5, 0.590%, 8/15/17(a)	240,000	240,118
Fifth Third Auto Trust Series 2014-1, Class A2, 0.460%, 8/15/16(a)	173,458	173,443
Ford Credit Auto Owner Trust Series 2015-A, Class A3, 1.280%, 9/15/19(a)	170,000	170,512
GMACM Home Equity Loan Trust Series 2003-HE1, Class A3, 0.454%, 4/25/33(a)(b)	456,512	423,014
GreenPoint Mortgage Funding Trust Series 2005-HE1, Class M2, 0.849%, 9/25/34(a)(b)	54,800	54,678
GSAA Trust Series 2006-S1, Class 1A1, 0.494%, 1/25/37(a)(b)	144,321	55,322
Hertz Vehicle Financing, LLC Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	445,000	445,017
Home Equity Loan Trust Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	1,581	1,573
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	90,620	73,060
Honda Auto Receivables Owner Trust Series 2014-4, Class A3, 0.990%, 9/17/18(a)	390,000	390,570
Huntington Auto Trust Series 2012-2, Class A3, 0.510%, 4/17/17(a)	174,607	174,555
Hyundai Auto Receivables Trust
Series 2013-B, Class A3, 0.710%, 9/15/17(a)	366,836	367,189
Series 2015-A, Class A2, 0.680%, 10/16/17(a)	180,000	180,017
IndyMac Home Equity Loan Trust Series 2004-2, Class A, 0.372%, 9/28/36(a)(b)	170,223	167,398
MSCC Heloc Trust Series 2007-1, Class A, 0.274%, 12/25/31(a)(b)	320,804	303,189
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A3, 0.840%, 11/15/17(a)	409,653	410,451
Series 2014-A, Class A3, 0.720%, 8/15/18(a)	330,000	329,846
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.794%, 1/25/36(a)(b)(c)	50,094	47,404
SLM Student Loan Trust Series 2005-10, Class A4, 0.366%, 10/25/19(a)(b)	73,488	73,397
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-S7, Class A2, 0.474%, 12/25/35(a)(b)(c)	79,959	77,832
Toyota Auto Receivables Owner Trust Series 2015-A, Class A2, 0.710%, 7/17/17(a)	145,000	145,062
TOTAL ASSET-BACKED SECURITIES (Cost $5,244,498) — 11.4%		5,266,805

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.7%
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4A, 5.592%, 6/24/50(a)(b)(c)	292,928	304,059
CD Commercial Mortgage Trust Series 2005-CD1, Class A4, 5.225%, 7/15/44(a)(b)	442,506	444,620

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C6, Class A4, 5.230%, 12/15/40(a)(b)	$383,774	$386,964
GS Mortgage Securities Trust Series 2012-GCJ7, Class A1, 1.144%, 5/10/45(a)	257,675	258,363
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-CBM, Class A, 1.075%, 10/15/29(b)(c)	400,000	398,597
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	80,521	80,520
Merrill Lynch Mortgage Trust Series 2005-LC1, Class A4, 5.291%, 1/12/44(a)(b)	393,380	399,680
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	292,461	291,222
Series 2013-C7, Class A1, 0.738%, 2/15/46(a)	55,562	55,613
Series 2013-C9, Class A1, 0.825%, 5/15/46(a)	118,033	117,824
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1, 0.673%, 11/15/45(a)	76,441	76,253
Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	94,228	94,113
Series 2013-C17, Class A1, 1.154%, 12/15/46(a)	180,881	181,261
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,145,189) — 6.7%		3,089,089

CORPORATE BONDS — 35.3%
21st Century Fox America, Inc. 8.000%, 10/17/16	285,000	314,952
Aflac, Inc. 2.650%, 2/15/17	205,000	211,330
Ally Financial, Inc.
5.500%, 2/15/17	370,000	384,800
3.250%, 2/13/18	105,000	103,950
American Express Credit Corp. 1.125%, 6/5/17	360,000	359,929
American Honda Finance Corp.
1.500%, 9/11/17(c)	190,000	191,324
1.500%, 3/13/18	105,000	105,591
American International Group, Inc. 5.850%, 1/16/18	305,000	340,727
Anadarko Petroleum Corp. 6.375%, 9/15/17	415,000	461,742
Bank of America Corp.
3.875%, 3/22/17	150,000	156,980
1.700%, 8/25/17	615,000	617,378
Barclays PLC 2.000%, 3/16/18	240,000	241,300
BP Capital Markets PLC 1.375%, 11/6/17	105,000	104,950
British Telecommunications PLC 1.250%, 2/14/17	185,000	185,104
Capital One N.A.
1.500%, 9/5/17(a)	250,000	249,418
1.650%, 2/5/18(a)	250,000	249,010
Citigroup, Inc.
4.450%, 1/10/17	460,000	484,816
1.850%, 11/24/17	310,000	312,178
Coca-Cola Enterprises, Inc. 2.000%, 8/19/16	270,000	274,362
Credit Suisse 1.375%, 5/26/17	360,000	360,649
Daimler Finance North America, LLC 1.375%, 8/1/17(c)	220,000	220,154
Deutsche Bank A.G.
6.000%, 9/1/17	150,000	165,310
1.875%, 2/13/18	180,000	180,254

Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(c)	$215,000	$218,734
Devon Energy Corp. 2.250%, 12/15/18(a)	105,000	106,005
DISH DBS Corp. 7.750%, 5/31/15	250,000	251,875
DPL, Inc. 6.500%, 10/15/16(a)	56,000	58,800
Duke Energy Indiana, Inc. 6.050%, 6/15/16	175,000	185,921
Ensco PLC 4.700%, 3/15/21	110,000	111,180
ERAC USA Finance, LLC 6.375%, 10/15/17(c)	330,000	369,770
Ford Motor Credit Co., LLC
4.250%, 2/3/17	545,000	572,285
1.724%, 12/6/17	465,000	463,970
General Electric Capital Corp. 2.300%, 4/27/17	240,000	246,245
General Mills, Inc. 1.400%, 10/20/17	125,000	125,325
Goldman Sachs Group, Inc.
3.625%, 2/7/16	540,000	551,554
2.900%, 7/19/18	105,000	108,519
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	197,000	209,418
5.375%, 3/15/17	515,000	552,959
ING Bank N.V. 3.750%, 3/7/17(c)	630,000	658,683
IPALCO Enterprises, Inc. 5.000%, 5/1/18(a)	240,000	254,400
Jersey Central Power & Light Co. 5.650%, 6/1/17	316,000	342,564
JPMorgan Chase & Co.
2.600%, 1/15/16	185,000	187,554
1.350%, 2/15/17	215,000	215,831
Liberty Mutual Group, Inc. 6.700%, 8/15/16(c)	285,000	306,095
Liberty Property LP 5.500%, 12/15/16	175,000	186,011
Lincoln National Corp. 4.300%, 6/15/15	145,000	145,957
MetLife, Inc. 1.756%, 12/15/17	755,000	765,036
Morgan Stanley 2.650%, 1/27/20	115,000	116,601
New York Life Global Funding
1.125%, 3/1/17(c)	95,000	95,370
1.450%, 12/15/17(c)	215,000	216,856
Noble Holding International Ltd. 4.000%, 3/16/18	90,000	90,498
Principal Life Global Funding II 1.500%, 9/11/17(c)	255,000	256,106
Prudential Financial, Inc. 4.750%, 9/17/15	140,000	142,498
Prudential Insurance Co. of America 8.100%, 7/15/15(c)	150,000	153,001
Transocean, Inc. 5.050%, 12/15/16	430,000	434,300

UBS A.G. 5.875%, 12/20/17	$145,000	$160,960
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	99,620	107,838
Vale Overseas Ltd. 4.625%, 9/15/20	100,000	99,919
Verizon Communications, Inc. 3.650%, 9/14/18	315,000	334,955
Wells Fargo & Co. 1.400%, 9/8/17	655,000	657,896
TOTAL CORPORATE BONDS (Cost $16,318,307) — 35.3%		16,337,697

MORTGAGE-BACKED SECURITIES — 24.7%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	1,282	1,279
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	72,062	73,590
Fannie Mae Pool 1.730%, 1/1/17	410,000	416,479
Fannie Mae REMICS
Series 2011-6, Class BA, 2.750%, 6/25/20	86,115	88,271
Series 2011-143, Class AC, 1.750%, 4/25/21	452,947	459,408
Series 2011-145, Class A, 1.750%, 6/25/21	460,734	466,881
Series 2011-143, Class M, 1.750%, 1/25/22	205,148	207,314
Series 2008-76, Class GF, 0.824%, 9/25/23(b)	69,189	69,648
Series 2013-136, Class KA, 2.000%, 5/25/25	472,289	479,659
Series 2011-122, Class A, 3.000%, 12/25/25	71,724	74,601
Fannie Mae-Aces
Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	111,746	111,771
Series 2014-M2, Class ASQ2, 0.478%, 9/25/15	326,701	326,708
Series 2012-M17, Class ASQ2, 0.953%, 11/25/15	337,695	338,331
Series 2014-M3, Class ASQ2, 0.558%, 3/25/16	328,696	328,652
Series 2013-M1, Class ASQ2, 1.074%, 11/25/16	327,722	328,933
Series 2014-M9, Class ASQ1, 0.678%, 4/25/17	330,696	330,855
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	1,220,000	1,234,062
Series 2012-M13, Class ASQ2, 1.246%, 8/25/17	803,197	807,316
Series 2014-M13, Class ASQ2, 1.637%, 11/25/17	330,000	333,826
Series 2014-M6, Class FA, 0.442%, 12/25/17(b)	254,008	254,215
Series 2012-M9, Class ASQ1, 0.978%, 12/25/17	24,079	24,109
Series 2013-M13, Class A, 1.600%, 5/25/18	294,719	297,378
Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	474,728	478,296
Series 2012-M2, Class A1, 1.824%, 2/25/22	168,022	169,775
FHLMC Multifamily Structured Pass-Through Certificates
Series K501, Class A2, 1.655%, 11/25/16(a)	775,000	783,527
Series K502, Class A1, 0.727%, 12/25/16(a)	514,437	514,887
Freddie Mac Gold Pool 3.000%, 7/1/24	216,895	227,956
Freddie Mac REMICS
Series 3836, Class MC, 2.000%, 5/15/20(a)	148,461	150,177
Series 3683, Class JH, 2.500%, 12/15/23(a)	178,920	180,787
Series 3939, Class WB, 3.000%, 10/15/25(a)	634,272	653,938
Series 3681, Class AH, 4.000%, 10/15/27(a)	73,377	73,748
Series 3768, Class DE, 2.250%, 11/15/28(a)	95,318	96,379
Series 4302, Class AB, 1.750%, 11/15/29(a)	467,143	471,241
Series 2764, Class UE, 5.000%, 10/15/32(a)	74,292	78,025
Government National Mortgage Association Series 2014-18, Class HJ, 3.000%, 7/20/36(a)	506,847	517,609
TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,438,585) — 24.7%		11,449,631

OTHER GOVERNMENTS — 1.2%
Petrobras Global Finance B.V. 1.881%, 5/20/16(b)	$285,000	$269,353
2.393%, 1/15/19(b)	95,000	82,294
Statoil A.S.A. 1.250%, 11/9/17	215,000	215,344
TOTAL OTHER GOVERNMENTS (Cost $592,617) — 1.2%		566,991

U.S. GOVERNMENT AND AGENCIES — 17.7%
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 2A, 1.840%, 10/7/20(a)	158,613	159,402
Series 2010-C1, Class A1, 1.600%, 10/29/20(a)	117,187	117,315
Series 2010-A1, Class A, 0.528%, 12/7/20(a)(b)	623,410	623,983
United States Treasury Note
0.875%, 12/31/16	6,020,000	6,060,918
1.000%, 5/31/18	1,230,000	1,231,442
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $8,172,185) — 17.7%		8,193,060

SHORT-TERM INVESTMENTS — 2.5%
UMB Money Market Fiduciary, 0.010%	1,135,794	1,135,794

TOTAL SHORT-TERM INVESTMENTS (Cost $1,135,794) — 2.5%		1,135,794

TOTAL INVESTMENTS (Cost $46,047,175) — 99.5%		46,039,067
Other assets less liabilities — 0.5%		242,168

TOTAL NET ASSETS — 100.0%		$46,281,235

(equivalent to $10.08 per share; unlimited shares of $1.00 par value capital shares authorized; 4,592,901 shares outstanding)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.

See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.1%
Hertz Vehicle Financing, LLC Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(b)	$1,925,000	$1,925,073
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	329,104	349,413
TOTAL ASSET-BACKED SECURITIES (Cost $2,256,104) — 1.1%		2,274,486

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(c)	1,443,893	1,505,707
CD Commercial Mortgage Trust Series 2005-CD1, Class A4, 5.225%, 7/15/44(a)(c)	591,513	594,339
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	592,019	591,770
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 10/15/45(a)	397,481	396,138
Commercial Mortgage Trust Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	315,000	332,387
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	676,382	675,989
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.796%, 8/10/45(a)(c)	2,462,654	2,659,435
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	394,711	394,705
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	1,104,645	1,107,979
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	433,374	431,537
Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A, 5.796%, 8/15/45(b)(c)	2,016,983	2,158,553
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	987,955	981,160
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	1,324,623	1,322,561
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	742,734	741,835
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,157,524) — 6.3%		13,894,095

CORPORATE BONDS — 35.3%
AIG Global Funding 1.650%, 12/15/17(b)	515,000	517,875
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	726,403	788,147
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 1/15/27	863,717	898,266
American Honda Finance Corp. 1.125%, 10/7/16	1,905,000	1,915,432
American International Group, Inc. 5.050%, 10/1/15	890,000	908,918

AT&T, Inc. 1.700%, 6/1/17	$1,075,000	$1,078,642
Bank of America Corp.
4.500%, 4/1/15	2,975,000	2,975,000
1.500%, 10/9/15	3,650,000	3,665,494
Bank of America N.A. 1.650%, 3/26/18	610,000	611,521
Barclays PLC
2.000%, 3/16/18(d)	455,000	457,464
2.750%, 11/8/19(d)	770,000	777,586
BP Capital Markets PLC 3.506%, 3/17/25(d)	925,000	943,459
Branch Banking & Trust Co. 1.350%, 10/1/17(a)	910,000	912,311
British Telecommunications PLC 2.000%, 6/22/15(d)	740,000	742,336
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	509,851	573,583
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust 4.575%, 1/15/21	727,660	778,597
Burlington Northern Santa Fe, LLC 3.400%, 9/1/24(a)	1,355,000	1,414,205
Capital One N.A. 1.650%, 2/5/18(a)	935,000	931,298
Citigroup, Inc.
4.587%, 12/15/15	4,210,000	4,317,995
1.350%, 3/10/17	995,000	993,317
1.850%, 11/24/17	1,225,000	1,233,608
1.800%, 2/5/18	1,715,000	1,718,581
Credit Suisse 1.750%, 1/29/18(d)	1,095,000	1,098,327
CSX Transportation, Inc. 6.251%, 1/15/23	627,352	742,628
Daimler Finance North America, LLC 1.250%, 1/11/16(b)	1,775,000	1,781,568
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	789,687	926,934
Deutsche Bank A.G. 1.875%, 2/13/18(d)	935,000	936,317
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(b)(d)	1,905,000	1,938,082
Entergy Texas, Inc. 3.600%, 6/1/15	1,005,000	1,008,456
Ford Motor Credit Co., LLC
4.207%, 4/15/16	2,915,000	2,998,322
2.145%, 1/9/18	1,345,000	1,360,364
2.875%, 10/1/18	4,100,000	4,226,670
General Electric Capital Corp.
1.000%, 12/11/15	1,485,000	1,490,936
1.000%, 1/8/16	2,000,000	2,008,080
1.250%, 5/15/17(a)	1,570,000	1,578,170
Goldman Sachs Group, Inc.
3.700%, 8/1/15	935,000	944,172
1.600%, 11/23/15	1,875,000	1,885,905
1.455%, 4/30/18(c)	2,250,000	2,281,214
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	700,000	744,124
5.375%, 3/15/17	800,000	858,965
ING Bank N.V. 3.750%, 3/7/17(b)(d)	2,005,000	2,096,284
JPMorgan Chase & Co.
1.100%, 10/15/15	2,700,000	2,706,818

0.881%, 2/26/16(c)	$1,625,000	$1,629,210
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)	1,030,000	1,032,957
Metropolitan Life Global Funding I 2.500%, 9/29/15(b)	120,000	121,177
Morgan Stanley 1.512%, 2/25/16(c)	885,000	891,502
New York Life Global Funding 1.450%, 12/15/17(b)	1,270,000	1,280,965
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	448,807	520,302
Reliance Standard Life Global Funding II 2.500%, 1/15/20(b)	690,000	695,047
Toyota Motor Credit Corp. 1.450%, 1/12/18	465,000	467,977
UBS A.G.
5.875%, 12/20/17(d)	378,000	419,605
1.800%, 3/26/18(d)	1,550,000	1,554,301
Union Pacific Railroad Co. 2004 Pass-Through Trust 5.404%, 7/2/25	957,018	1,084,061
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29	1,486,278	1,676,042
Union Pacific Railroad Co. 2006 Pass-Through Trust 5.866%, 7/2/30	636,258	746,305
Verizon Communications, Inc. 1.350%, 6/9/17	1,835,000	1,836,204
Wells Fargo & Co. 1.400%, 9/8/17	1,130,000	1,134,997
TOTAL CORPORATE BONDS (Cost $76,763,093) — 35.3%		77,856,623

MORTGAGE-BACKED SECURITIES — 14.5%
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	114,016	116,434
Fannie Mae Pool
3.330%, 7/1/20	740,936	780,364
3.330%, 10/1/20	1,243,054	1,333,994
3.230%, 11/1/20	1,327,990	1,414,859
2.160%, 1/1/23	3,666,653	3,675,064
4.000%, 4/1/24	433,886	459,627
2.500%, 3/1/26	480,964	495,201
2.100%, 12/1/27	1,268,835	1,251,178
4.550%, 10/1/33	951,581	997,496
5.970%, 1/1/40	353,341	434,435
5.970%, 1/1/40	188,448	242,890
5.100%, 12/1/40	298,068	360,452
Fannie Mae REMICS Series 2008-76, Class GF, 0.824%, 9/25/23(c)	354,536	356,889
Fannie Mae-Aces
Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	1,103,913	1,104,164
Series 2014-M2, Class ASQ2, 0.478%, 9/25/15	762,810	762,826
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	2,250,000	2,275,933
Series 2015-M1, Class ASQ1, 0.782%, 2/25/18	1,714,436	1,710,923
Series 2013-M14, Class A, 1.700%, 8/25/18	1,966,011	1,983,969
Series 2014-M5, Class ASQ1, 0.986%, 3/25/19	1,833,382	1,829,151
Series 2012-M8, Class AB2, 2.305%, 5/25/22	1,300,000	1,302,586
Series 2014-M1, Class A1, 2.325%, 7/25/23(c)	1,271,035	1,304,437
Series 2014-M13, Class AB2, 2.951%, 8/25/24(c)	765,000	791,845
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	285,806	298,439
Series 4233, Class MD, 1.750%, 3/15/25(a)	917,077	928,339

Series 3873, Class DG, 3.000%, 7/15/27(a)	$86,938	$88,396
Series 3688, Class JA, 3.500%, 1/15/30(a)	317,410	327,538
Ginnie Mae I Pool
2.140%, 8/15/23	991,041	993,346
2.730%, 6/15/32	4,295,075	4,342,798
Ginnie Mae II Pool 7.000%, 7/20/16	1,434	1,446
TOTAL MORTGAGE-BACKED SECURITIES (Cost $31,009,152) — 14.5%		31,965,019

OTHER GOVERNMENTS — 1.2%
Petrobras Global Finance B.V. 2.393%, 1/15/19(c)(d)	885,000	766,631
Petroleos Mexicanos
3.500%, 7/18/18(d)	735,000	764,400
4.500%, 1/23/26(b)(d)	605,000	616,495
5.625%, 1/23/46(b)(d)	520,000	527,800
TOTAL OTHER GOVERNMENTS (Cost $2,735,667) — 1.2%		2,675,326

U.S. GOVERNMENT AND AGENCIES — 38.3%
United States Treasury Bond 2.500%, 2/15/45	4,805,000	4,760,703
United States Treasury Note
0.250%, 9/30/15	12,820,000	12,826,013
0.500%, 11/30/16	23,440,000	23,450,993
1.375%, 2/29/20	12,100,000	12,102,831
2.000%, 2/15/25	31,045,000	31,241,453
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $83,579,941) — 38.3%		84,381,993

SHORT-TERM INVESTMENTS — 2.9%
UMB Money Market Fiduciary, 0.010%	6,446,700	6,446,700

TOTAL SHORT-TERM INVESTMENTS (Cost $6,446,700) — 2.9%		6,446,700

TOTAL INVESTMENTS (Cost $216,948,181) — 99.6%		219,494,242
Other assets less liabilities — 0.4%		949,156

TOTAL NET ASSETS — 100.0%		$220,443,398

(equivalent to $11.58 per share; unlimited shares of $1.00 par value capital shares authorized; 18,711,378 shares outstanding for Institutional Class; equivalent to $11.58 per share; unlimited shares of $1.00 par value capital shares authorized; 325,710 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	144A restricted security.
(c)	Variable rate security (presented at the current rate as of period end).
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.9%
Countrywide Asset-Backed Certificates Series 2006-S10, Class A2, 0.394%, 10/25/36(a)(b)	$453,714	$444,592
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	726,697	711,641
Hertz Vehicle Financing, LLC Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	4,475,000	4,475,170
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	2,117	2,107
Series 2003-HS3, Class A2A, 0.454%, 8/25/33(a)(b)	117,360	109,751
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	655,317	436,845
Series 2006-HSA2, Class AI4, 5.810%, 3/25/36(a)	820,000	338,418
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	1,265,787	1,020,503
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	699,346	742,503
MSCC Heloc Trust Series 2007-1, Class A, 0.274%, 12/25/31(a)(b)	2,434,062	2,300,408
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.794%, 1/25/36(a)(b)(c)	305,749	289,327
RFMSII Trust Series 2006-HSA1, Class A4, 5.490%, 2/25/36(a)	1,104,195	922,619
SACO I Trust Series 2006-9, Class A1, 0.474%, 8/25/36(a)(b)	468,198	580,078
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-S7, Class A2, 0.474%, 12/25/35(a)(b)(c)	428,124	416,736
TOTAL ASSET-BACKED SECURITIES (Cost $11,386,887) — 1.9%		12,790,698

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	2,521,009	2,628,936
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6, Class A4, 5.179%, 9/10/47(a)(b)	470,932	476,306
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4, 5.405%, 12/11/40(a)(b)	1,460,218	1,483,507
CD Commercial Mortgage Trust Series 2005-CD1, Class A4, 5.225%, 7/15/44(a)(b)	2,144,800	2,155,044
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	1,145,259	1,144,777
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 10/15/45(a)	635,969	633,821
Commercial Mortgage Trust Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	865,000	912,746
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	1,310,489	1,309,728
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.796%, 8/10/45(a)(b)	5,316,278	5,741,080
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	708,901	708,890
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	2,103,215	2,109,562

Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	$800,280	$796,888
Morgan Stanley Capital I Trust Series 2006-HQ8, Class A4, 5.413%, 3/12/44(a)(b)	1,753,250	1,779,947
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	2,593,383	2,575,546
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	2,199,030	2,195,607
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	2,677,170	2,673,928
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $29,638,524) — 4.2%		29,326,313

CORPORATE BONDS — 25.7%
AIG Global Funding 1.650%, 12/15/17(c)	1,520,000	1,528,486
Ally Financial, Inc.
3.125%, 1/15/16	1,100,000	1,104,125
5.500%, 2/15/17	1,015,000	1,055,600
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	1,423,894	1,544,925
American Honda Finance Corp. 1.125%, 10/7/16	4,175,000	4,197,862
American International Group, Inc.
5.050%, 10/1/15	1,830,000	1,868,898
6.400%, 12/15/20	1,400,000	1,695,841
AT&T, Inc. 1.700%, 6/1/17	2,085,000	2,092,064
Bank of America Corp.
4.500%, 4/1/15	6,410,000	6,410,000
1.500%, 10/9/15	3,755,000	3,770,940
1.250%, 1/11/16	3,700,000	3,706,993
Bank of America N.A. 1.650%, 3/26/18	1,775,000	1,779,425
Barclays PLC
2.000%, 3/16/18(d)	1,605,000	1,613,691
2.750%, 11/8/19(d)	2,170,000	2,191,379
BP Capital Markets PLC 3.506%, 3/17/25(d)	2,845,000	2,901,775
Branch Banking & Trust Co. 1.350%, 10/1/17(a)	2,205,000	2,210,601
British Telecommunications PLC 2.000%, 6/22/15(d)	1,790,000	1,795,651
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	952,044	1,071,050
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass-Through Trust 4.967%, 4/1/23	625,325	692,235
Burlington Northern Santa Fe, LLC 3.400%, 9/1/24(a)	3,280,000	3,423,316
Capital One N.A. 1.650%, 2/5/18(a)	2,770,000	2,759,034
Citigroup, Inc.
4.587%, 12/15/15	8,230,000	8,441,116
1.350%, 3/10/17	2,315,000	2,311,085
1.850%, 11/24/17	4,970,000	5,004,924
1.800%, 2/5/18	5,075,000	5,085,597
Credit Suisse 1.750%, 1/29/18(d)	3,205,000	3,214,737
Daimler Finance North America, LLC 1.250%, 1/11/16(c)	3,780,000	3,793,986

Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	$1,261,683	$1,480,964
Deutsche Bank A.G. 1.875%, 2/13/18(d)	2,795,000	2,798,938
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(c)(d)	3,325,000	3,382,742
Ensco PLC 5.750%, 10/1/44(a)(d)	1,955,000	1,893,455
Ford Motor Credit Co., LLC
2.750%, 5/15/15	3,175,000	3,175,000
4.207%, 4/15/16	2,495,000	2,566,317
3.984%, 6/15/16	1,910,000	1,969,265
4.250%, 2/3/17	2,500,000	2,625,160
2.145%, 1/9/18	5,985,000	6,053,367
5.000%, 5/15/18	3,370,000	3,674,874
4.375%, 8/6/23	2,625,000	2,836,139
General Electric Capital Corp.
1.000%, 12/11/15	3,200,000	3,212,790
1.000%, 1/8/16	4,195,000	4,211,948
1.250%, 5/15/17(a)	3,600,000	3,618,734
Goldman Sachs Group, Inc.
3.700%, 8/1/15	1,915,000	1,933,786
1.600%, 11/23/15	2,920,000	2,936,983
1.455%, 4/30/18(b)	3,970,000	4,025,076
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	1,090,000	1,158,707
5.375%, 3/15/17	1,625,000	1,744,772
ING Bank N.V. 3.750%, 3/7/17(c)(d)	3,950,000	4,129,836
JPMorgan Chase & Co.
1.100%, 10/15/15	3,675,000	3,684,279
0.881%, 2/26/16(b)	2,535,000	2,541,568
3.250%, 9/23/22	1,780,000	1,820,420
Liberty Mutual Group, Inc. 6.700%, 8/15/16(c)	1,540,000	1,653,986
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)	2,470,000	2,477,091
Metropolitan Life Global Funding I 2.500%, 9/29/15(c)	740,000	747,260
Morgan Stanley 1.512%, 2/25/16(b)	1,255,000	1,264,220
New York Life Global Funding 1.450%, 12/15/17(c)	3,775,000	3,807,593
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	1,791,324	2,076,682
Reliance Standard Life Global Funding II 2.500%, 1/15/20(c)	2,050,000	2,064,994
Toyota Motor Credit Corp. 1.450%, 1/12/18	1,380,000	1,388,835
Transocean, Inc. 3.800%, 10/15/22(a)(d)	2,110,000	1,539,642
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25	1,120,766	1,325,306
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	1,918,303	2,191,662
UBS A.G.
5.875%, 12/20/17(d)	949,000	1,053,453
1.800%, 3/26/18(d)	4,420,000	4,432,265
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	383,829	415,495
Verizon Communications, Inc. 1.350%, 6/9/17	4,615,000	4,618,027

Wells Fargo & Co. 1.400%, 9/8/17	$2,690,000	$2,701,895
TOTAL CORPORATE BONDS (Cost $174,907,843) — 25.7%		178,498,862

MORTGAGE-BACKED SECURITIES — 9.8%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	2,160	2,156
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	215,594	220,165
Fannie Mae Pool
3.330%, 7/1/20	1,578,900	1,662,920
3.330%, 10/1/20	3,198,419	3,432,413
3.230%, 11/1/20	3,410,203	3,633,278
2.160%, 1/1/23	7,137,048	7,153,421
4.000%, 4/1/24	1,296,494	1,373,410
2.500%, 3/1/26	1,002,985	1,032,674
2.100%, 12/1/27	2,458,367	2,424,157
5.970%, 1/1/40	541,789	666,133
5.970%, 1/1/40	701,970	904,766
5.100%, 12/1/40	477,855	577,867
Fannie Mae-Aces
Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	2,259,636	2,260,149
Series 2014-M2, Class ASQ2, 0.478%, 9/25/15	1,726,199	1,726,235
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	5,500,000	5,563,393
Series 2015-M1, Class ASQ1, 0.782%, 2/25/18	5,044,778	5,034,441
Series 2013-M14, Class A, 1.700%, 8/25/18	4,468,208	4,509,020
Series 2014-M5, Class ASQ1, 0.986%, 3/25/19	4,193,094	4,183,416
Series 2014-M1, Class A1, 2.325%, 7/25/23(b)	3,087,991	3,169,140
Series 2014-M13, Class AB2, 2.951%, 8/25/24(b)	2,225,000	2,303,080
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	1,350,468	1,410,160
Series 4233, Class MD, 1.750%, 3/15/25(a)	2,709,671	2,742,948
Series 3873, Class DG, 3.000%, 7/15/27(a)	229,765	233,618
Ginnie Mae I Pool
2.140%, 8/15/23	2,565,516	2,571,484
2.730%, 6/15/32	8,937,649	9,036,955
TOTAL MORTGAGE-BACKED SECURITIES (Cost $65,755,911) — 9.8%		67,827,399

OTHER GOVERNMENTS — 1.7%
Petrobras Global Finance B.V.
2.393%, 1/15/19(b)(d)	1,610,000	1,394,663
6.250%, 3/17/24(d)	2,190,000	2,064,732
Petroleos de Venezuela S.A.
6.000%, 11/15/26(d)	10,360,000	3,227,140
5.375%, 4/12/27(d)	1,260,000	387,387
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,270,000	1,320,800
4.500%, 1/23/26(c)(d)	1,775,000	1,808,725
5.625%, 1/23/46(c)(d)	1,520,000	1,542,800
TOTAL OTHER GOVERNMENTS (Cost $12,052,706) — 1.7%		11,746,247

U.S. GOVERNMENT AND AGENCIES — 52.0%
United States Treasury Bond 2.500%, 2/15/45	15,020,000	14,881,531
United States Treasury Note
0.250%, 9/30/15	60,325,000	60,353,292

0.500%, 11/30/16	$136,665,000	$136,729,096
1.375%, 2/29/20	47,160,000	47,171,035
2.000%, 2/15/25	100,945,000	101,583,780
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $357,943,948) — 52.0%		360,718,734

SHORT-TERM INVESTMENTS — 4.2%
UMB Money Market Fiduciary, 0.010%	29,272,982	29,272,982

TOTAL SHORT-TERM INVESTMENTS (Cost $29,272,982) — 4.2%		29,272,982

TOTAL INVESTMENTS (Cost $680,958,801) — 99.5%		690,181,235
Other assets less liabilities — 0.5%		3,260,437

TOTAL NET ASSETS — 100.0%		$693,441,672

(equivalent to $32.40 per share; unlimited shares of $1.00 par value capital shares authorized; 19,596,571 shares outstanding for Institutional Class; equivalent to $32.40 per share; unlimited shares of $1.00 par value capital shares authorized; 1,807,493 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

FORWARD CONTRACTS

Description	Counterparty	Currency Amount Purchased (Sold)	Value at Settlement Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)

Australian Dollars	JP Morgan	16,275,000	$13,324,863	$12,390,082	$(934,781)

Brazilian Real	JP Morgan	27,400,000	8,373,315	8,155,711	(217,604)

Canadian Dollars	JP Morgan	8,500,000	6,799,456	6,698,607	(100,849)

Mexican Pesos	JP Morgan	50,500,000	3,338,181	3,274,347	(63,834)

TOTAL FORWARD CONTRACTS			$31,835,815	$30,518,747	$(1,317,068)

FUTURES CONTRACTS

Description	Expiration Date	Number of Contracts Long (Short)	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)

Euro-Bund Futures	June 2015	(620)	$(98,039,198)	$(98,460,706)	$(421,508)

U.S. 10 Year Treasury Note	June 2015	425	54,038,681	54,785,156	746,475

TOTAL FUTURES CONTRACTS			$(44,000,517)	$(43,675,550)	$324,967

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 4.8%
Bank of The West Auto Trust Series 2014-1, Class A3, 1.090%, 3/15/19(a)(b)	$15,790,000	$15,795,858
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A2, 0.394%, 10/25/36(a)(c)	2,846,992	2,789,750
Series 2006-S10, Class A3, 0.494%, 10/25/36(a)(c)	2,744,295	2,259,505
Series 2007-S1, Class A2, 5.609%, 11/25/36(a)(c)	466,999	465,670
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(c)	273,691	268,021
GreenPoint Mortgage Funding Trust Series 2005-HE1, Class M2, 0.849%, 9/25/34(a)(c)	659,671	658,202
GSAA Trust Series 2006-S1, Class 1A1, 0.494%, 1/25/37(a)(c)	1,414,845	542,344
Hertz Vehicle Financing, LLC Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(b)	12,825,000	12,825,487
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(c)	9,916	9,870
Series 2003-HS3, Class A2A, 0.454%, 8/25/33(a)(c)	7,473	6,989
Series 2005-HS1, Class AI3, 4.830%, 9/25/35(a)(c)	9,439,756	9,482,415
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(c)	6,623,788	4,415,523
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	1,995,795	1,609,050
Honda Auto Receivables Owner Trust Series 2014-3, Class A3, 0.880%, 6/15/18(a)	17,590,000	17,586,324
MSCC Heloc Trust Series 2007-1, Class A, 0.274%, 12/25/31(a)(c)	17,842,005	16,862,300
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.794%, 1/25/36(a)(b)(c)	752,280	711,874
RFMSII Trust Series 2006-HSA1, Class A3, 5.230%, 2/25/36(a)(c)	515,410	494,882
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-S7, Class A2, 0.474%, 12/25/35(a)(b)(c)	745,440	725,611
TOTAL ASSET-BACKED SECURITIES (Cost $85,945,031) — 4.8%		87,509,675

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4, 4.954%, 9/15/30(a)	4,466,184	4,468,734
Merrill Lynch Mortgage Trust Series 2005-CKI1, Class A6, 5.282%, 11/12/37(a)(c)	9,468,368	9,547,211
ML-CFC Commercial Mortgage Trust Series 2006-1, Class A4, 5.466%, 2/12/39(a)(c)	9,584,431	9,783,835
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $24,287,515) — 1.3%		23,799,780

CORPORATE BONDS — 44.7%
Aegon N.V. 4.625%, 12/1/15(d)	3,104,000	3,183,043
AIG Global Funding 1.650%, 12/15/17(b)	7,950,000	7,994,385

Ally Financial, Inc.
3.125%, 1/15/16	$47,295,000	$47,472,356
5.500%, 2/15/17	11,980,000	12,459,200
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	1,962,371	2,129,173
American Honda Finance Corp. 1.200%, 7/14/17	11,625,000	11,655,120
American International Group, Inc. 5.050%, 10/1/15	28,570,000	29,177,284
Bank of America Corp.
4.500%, 4/1/15	12,820,000	12,820,000
1.500%, 10/9/15	27,673,000	27,790,472
1.250%, 1/11/16	14,245,000	14,271,923
2.600%, 1/15/19	10,150,000	10,330,589
Bank of America N.A. 1.650%, 3/26/18	5,750,000	5,764,335
Barclays PLC
2.000%, 3/16/18(d)	5,800,000	5,831,407
2.750%, 11/8/19(d)	10,025,000	10,123,766
BP Capital Markets PLC 3.506%, 3/17/25(d)	9,590,000	9,781,378
Branch Banking & Trust Co. 1.350%, 10/1/17(a)	11,125,000	11,153,258
Capital One N.A. 1.650%, 2/5/18(a)	10,425,000	10,383,727
Citigroup, Inc.
4.587%, 12/15/15	13,425,000	13,769,378
1.350%, 3/10/17	8,245,000	8,231,058
1.550%, 8/14/17	37,150,000	37,184,810
1.850%, 11/24/17	16,575,000	16,691,473
1.800%, 2/5/18	15,050,000	15,081,424
Continental Airlines 2007-1 Class A Pass-Through Trust 5.983%, 10/19/23	2,080,505	2,343,169
Credit Suisse 1.750%, 1/29/18(d)	4,195,000	4,207,744
Daimler Finance North America, LLC 1.250%, 1/11/16(b)	11,165,000	11,206,311
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	4,245,549	4,983,425
Deutsche Bank A.G. 1.875%, 2/13/18(d)	8,325,000	8,336,730
Ensco PLC 5.750%, 10/1/44(a)(d)	8,000,000	7,748,152
Ford Motor Credit Co., LLC
2.500%, 1/15/16	5,125,000	5,185,004
4.207%, 4/15/16	24,776,000	25,484,197
1.506%, 5/9/16(c)	2,560,000	2,578,071
3.984%, 6/15/16	49,382,000	50,914,274
2.875%, 10/1/18	19,510,000	20,112,761
General Electric Capital Corp.
3.500%, 6/29/15	7,625,000	7,679,138
1.000%, 12/11/15	18,845,000	18,920,324
1.250%, 5/15/17(a)	17,800,000	17,892,631
Goldman Sachs Group, Inc.
3.700%, 8/1/15	23,140,000	23,367,003
1.600%, 11/23/15	20,895,000	21,016,525
1.455%, 4/30/18(c)	1,400,000	1,419,422
John Deere Capital Corp. 2.250%, 6/7/16	2,975,000	3,031,415
Johnson Controls, Inc. 1.400%, 11/2/17	5,900,000	5,882,394

JPMorgan Chase & Co.
3.400%, 6/24/15	$12,655,000	$12,736,903
1.100%, 10/15/15	25,350,000	25,414,009
3.450%, 3/1/16	11,980,000	12,251,826
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)	15,920,000	15,965,706
Metropolitan Life Global Funding I
1.700%, 6/29/15(b)	5,020,000	5,035,562
2.500%, 9/29/15(b)	11,665,000	11,779,445
Morgan Stanley
3.450%, 11/2/15	42,850,000	43,512,075
3.800%, 4/29/16	3,297,000	3,392,323
NBCUniversal Enterprise, Inc. 0.790%, 4/15/16(b)(c)	5,325,000	5,340,719
New York Life Global Funding 1.450%, 12/15/17(b)	6,070,000	6,122,408
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	2,587,468	2,999,652
Principal Life Global Funding II 1.125%, 9/18/15(b)	6,950,000	6,974,652
Prudential Financial, Inc.
4.750%, 9/17/15	11,501,000	11,706,235
5.500%, 3/15/16	975,000	1,018,534
Reliance Standard Life Global Funding II 2.500%, 1/15/20(b)	4,550,000	4,583,279
Toyota Motor Credit Corp. 1.450%, 1/12/18	6,075,000	6,113,892
Transocean, Inc. 3.800%, 10/15/22(a)(d)	3,020,000	2,203,658
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/24	6,316,202	7,168,890
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25	1,059,633	1,253,016
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	6,828,087	7,801,090
UBS A.G. 1.800%, 3/26/18(d)	14,400,000	14,439,960
Vale Overseas Ltd. 6.875%, 11/21/36(d)	3,800,000	3,675,360
Verizon Communications, Inc. 1.350%, 6/9/17	19,575,000	19,587,841
Wells Fargo & Co.
1.400%, 9/8/17	12,725,000	12,781,270
0.887%, 4/23/18(c)	5,275,000	5,308,386
TOTAL CORPORATE BONDS (Cost $810,468,733) — 44.7%		814,754,940

MORTGAGE-BACKED SECURITIES — 4.1%
Fannie Mae-Aces
Series 2014-M4, Class ASQ1, 0.484%, 1/25/17	9,186,083	9,178,137
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	23,000,000	23,265,098
Series 2014-M13, Class ASQ1, 0.848%, 11/25/17	5,993,929	5,990,471
Series 2014-M6, Class FA, 0.442%, 12/25/17(c)	6,371,725	6,376,924
Series 2014-M1, Class ASQ1, 1.388%, 11/25/18	15,723,950	15,818,908
Series 2012-M9, Class AB1, 1.372%, 4/25/22	2,196,576	2,203,706
Series 2014-M1, Class A1, 2.325%, 7/25/23(c)	11,668,521	11,975,158
TOTAL MORTGAGE-BACKED SECURITIES (Cost $74,268,015) — 4.1%		74,808,402

OTHER GOVERNMENTS — 2.5%
Petrobras Global Finance B.V.
2.393%, 1/15/19(c)(d)	$1,120,000	$970,200
6.250%, 3/17/24(d)	8,725,000	8,225,930
Petroleos de Venezuela S.A.
6.000%, 11/15/26(d)	41,310,000	12,868,065
5.375%, 4/12/27(d)	20,200,000	6,210,490
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,655,000	1,721,200
3.125%, 1/23/19(d)	4,385,000	4,472,700
4.500%, 1/23/26(b)(d)	5,420,000	5,522,980
5.625%, 1/23/46(b)(d)	4,650,000	4,719,750
TOTAL OTHER GOVERNMENTS (Cost $46,211,610) — 2.5%		44,711,315

U.S. GOVERNMENT AND AGENCIES — 34.0%
United States Treasury Note
0.250%, 10/31/15	112,640,000	112,684,042
0.500%, 11/30/16	318,150,000	318,299,212
0.500%, 1/31/17	60,255,000	60,259,700
1.500%, 2/28/19	42,135,000	42,655,115
1.625%, 6/30/19	84,035,000	85,341,492
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $615,874,156) — 34.0%		619,239,561

SHORT-TERM INVESTMENTS — 7.7%
UMB Money Market Fiduciary, 0.010%	139,692,893	139,692,893

TOTAL SHORT-TERM INVESTMENTS (Cost $139,692,893) — 7.7%		139,692,893

TOTAL INVESTMENTS (Cost $1,796,747,953) — 99.1%		1,804,516,566
Other assets less liabilities — 0.9%		16,990,856

TOTAL NET ASSETS — 100.0%		$1,821,507,422

(equivalent to $11.11 per share; unlimited shares of $1.00 par value capital shares authorized; 137,423,617 shares outstanding for Institutional Class; equivalent to $11.10 per share; unlimited shares of $1.00 par value capital shares authorized; 26,567,979 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Callable.
(b)	144A restricted security.
(c)	Variable rate security (presented at the current rate as of period end).
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

FORWARD CONTRACTS

Description	Counterparty	Currency Amount Purchased (Sold)	Value at Settlement Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)

Australian Dollars	JP Morgan	79,750,000	$67,165,430	$60,713,304	$(6,452,126)

Brazilian Real	JP Morgan	152,950,000	46,740,825	45,526,133	(1,214,692)

Canadian Dollars	JP Morgan	47,500,000	37,996,960	37,433,393	(563,567)

Mexican Pesos	JP Morgan	286,000,000	18,905,341	18,543,825	(361,516)

TOTAL FORWARD CONTRACTS			$170,808,556	$162,216,655	$(8,591,901)

FUTURES CONTRACTS

Description	Expiration Date	Number of Contracts Long (Short)	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)

Euro-Bund Futures	June 2015	(1,805)	$(285,364,306)	$(286,651,934)	$(1,287,628)

U.S. 10 Year Treasury Note	June 2015	(3,310)	(419,946,918)	(426,679,687)	(6,732,769)

U.S. Treasury Long Bond	June 2015	(290)	(45,859,317)	(47,523,750)	(1,664,433)

TOTAL FUTURES CONTRACTS			$(751,170,541)	$(760,855,371)	$(9,684,830)

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Equity Opportunity Fund (“Equity Opportunity” or “Equity Opportunity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”) and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”).

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Equity Opportunity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond Fund	High level of total return consistent with the preservation of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital
Unconstrained Bond Fund	Maximize total return consistent with the preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuations – Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and NASDAQ Capital Market® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. NASDAQ National Market® and NASDAQ Capital Market® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an exchange is open for trading on a day but there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued by using an evaluated bid price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, interest rate swaps and currency swaps, are valued by an independent pricing service. In the absence of an evaluated bid price from an independent pricing service for a debt security (other than short-term instruments maturing within 60 days) or swap, or when a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by Scout Investments, Inc. (the “Advisor”) implementing procedures adopted by, and under the supervision of, the Board of Trustees of the Trust (the “Board”).

Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Foreign equity securities or debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Funds, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Valuation Committee can make the valuation determination with consent of another voting member of the Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Board. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report. On March 31, 2015, certain securities within the International, Emerging Markets and Global Equity Funds were fair valued by an independent third party in accordance with fair value policy procedures adopted by the Board.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels as described below:

▪    Level 1 – quoted prices in active markets for identical securities;
▪    Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪    Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Funds’ assets:

International:
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Australia	$61,758,769	$210,465,698	$-	$272,224,467
Canada	295,616,773	-	-	295,616,773
China	-	37,489,939	-	37,489,939
Colombia	71,214,595	-	-	71,214,595
Denmark	70,735,290	-	-	70,735,290
France	54,295,700	407,518,567	-	461,814,267
Germany	267,408,553	511,589,364	-	778,997,917
Ireland	63,176,572	-	-	63,176,572
Japan	65,171,892	665,616,959	-	730,788,851
Mexico	153,866,133	-	-	153,866,133
Netherlands	65,767,723	49,142,109	-	114,909,832
Peru	82,273,472	-	-	82,273,472
Singapore	78,159,327	74,653,426	-	152,812,753
South Africa	-	74,015,137	-	74,015,137
Sweden	36,756,293	122,396,838	-	159,153,131
Switzerland	194,586,281	297,419,428	-	492,005,709
Taiwan	48,151,634	62,756,630	-	110,908,264
Turkey	-	78,677,087	-	78,677,087
United Kingdom	282,960,854	322,928,620	-	605,889,474
United States	167,898,294	-	-	167,898,294
Short-Term Investments	80,000,000	-	-	80,000,000
Total Investments	$2,139,798,155	$2,914,669,802	$-	$5,054,467,957

Emerging Markets:
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Brazil	$1,986,756	$-	$-	$1,986,756
China	-	1,990,736	-	1,990,736
France	459,792	-	-	459,792
India	459,843	1,748,597	-	2,208,440
Indonesia	-	446,516	-	446,516
Kenya	453,892	-	-	453,892
Mexico	1,625,875	224,708	-	1,850,583
Nigeria	-	315,542	-	315,542
Peru	1,277,174	-	-	1,277,174
Russia	440,860	380,937	-	821,797
South Africa	-	911,369	-	911,369
South Korea	-	1,505,115	-	1,505,115
Thailand	-	585,852	-	585,852
Turkey	-	1,065,693	-	1,065,693
United Arab Emirates	-	405,948	-	405,948
United States	934,075	-	-	934,075
Vietnam	407,546	-	-	407,546
Total Investments	$8,045,813	$9,581,013	$-	$17,626,826

Global Equity:
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Australia	$-	$140,223	$-	$140,223
Canada	467,010	-	-	467,010
China	-	54,969	-	54,969
France	246,732	489,949	-	736,681
Germany	283,369	179,108	-	462,477
Ireland	128,733	-	-	128,733
Japan	531,462	278,549	-	810,011
Mexico	87,629	-	-	87,629
Netherlands	229,122	-	-	229,122
Peru	132,192	-	-	132,192
Singapore	110,055	-	-	110,055
South Africa	-	24,730	-	24,730
Sweden	97,832	-	-	97,832
Switzerland	198,383	-	-	198,383
Taiwan	-	115,064	-	115,064
Turkey	-	67,223	-	67,223
United Kingdom	294,441	-	-	294,441
United States	5,493,285	-	-	5,493,285
Total Investments	$8,300,245	$1,349,815	$-	$9,650,060

Equity Opportunity:
	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,381,923	$-	$-	$8,381,923

Mid Cap:
	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,770,406,625	$-	$-	$1,770,406,625

Small Cap:
	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$248,329,947	$-	$-	$248,329,947

Low Duration Bond:
	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$5,266,805	$-	$5,266,805
Commercial Mortgage-Backed Securities	-	3,089,089	-	3,089,089
Corporate Bonds	-	16,337,697	-	16,337,697
Mortgage-Backed Securities	-	11,449,631	-	11,449,631
Other Governments	-	566,991	-	566,991
U.S. Government and Agencies	-	8,193,060	-	8,193,060
Short-Term Investments	1,135,794	-	-	1,135,794
Total Investments	$1,135,794	$44,903,273	$-	$46,039,067

Core Bond:
	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$2,274,486	$-	$2,274,486
Commercial Mortgage-Backed Securities	-	13,894,095	-	13,894,095
Corporate Bonds	-	77,856,623	-	77,856,623
Mortgage-Backed Securities	-	31,965,019	-	31,965,019
Other Governments	-	2,675,326	-	2,675,326
U.S. Government and Agencies	-	84,381,993	-	84,381,993
Short-Term Investments	6,446,700	-	-	6,446,700
Total Investments	$6,446,700	$213,047,542	$-	$219,494,242

Core Plus Bond:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$12,790,698	$-	$12,790,698
Commercial Mortgage-Backed Securities	-	29,326,313	-	29,326,313
Corporate Bonds	-	178,498,862	-	178,498,862
Mortgage-Backed Securities	-	67,827,399	-	67,827,399
Other Governments	-	11,746,247	-	11,746,247
U.S. Government and Agencies	-	360,718,734	-	360,718,734
Short-Term Investments	29,272,982	-	-	29,272,982
Total Investments	$29,272,982	$660,908,253	$-	$690,181,235

Other Financial Instruments(b)
Futures Contracts	$746,475	$-	$-	$746,475

Liabilities
Other Financial Instruments(b)
Forward Contracts	$-	$1,317,068	$-	$1,317,068
Futures Contracts	421,508	-	-	421,508
Total Other Financial Instruments	$421,508	$1,317,068	$-	$1,738,576

Unconstrained Bond:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$87,509,675	$-	$87,509,675
Commercial Mortgage-Backed Securities	-	23,799,780	-	23,799,780
Corporate Bonds	-	814,754,940	-	814,754,940
Mortgage-Backed Securities	-	74,808,402	-	74,808,402
Other Governments	-	44,711,315	-	44,711,315
U.S. Government and Agencies	-	619,239,561	-	619,239,561
Short-Term Investments	139,692,893	-	-	139,692,893
Total Investments	$139,692,893	$1,664,823,673	$-	$1,804,516,566

Liabilities
Other Financial Instruments(b)
Forward Contracts	$-	$8,591,901	$-	$8,591,901
Futures Contracts	9,684,830	-	-	9,684,830
Total Other Financial Instruments	$9,684,830	$8,591,901	$-	$18,276,731

(a)	For a detailed break-out of common stocks by sector or country classification, please refer to the Schedule of Investments.
(b)	Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are shown at the fair value of the instrument.

The Funds did not hold any Level 3 investments during the period ended March 31, 2015. It is the Funds' policy to recognize transfers between Levels at the end of the period. As of June 30, 2014, the International, Emerging Markets and Global Equity Funds held all Level 1 securities. As of March 31, 2015, the International, Emerging Markets and Global Equity Funds held some Level 2 securities due to the Funds performing a fair value adjustment. A security’s classification as Level 1 or Level 2 within these Funds can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. Per the Funds' Pricing and Fair Value Determinations Policies and Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from June 30, 2014 to March 31, 2015, represented by recognizing the March 31, 2015 market value of securities classified as Level 1 as of June 30, 2014 that transferred hierarchies to Level 2 as of March 31, 2015:

	International	Emerging Markets	Global Equity
Transfers into Level 1	$-	$-	$-
Transfers out of Level 1	(2,914,669,802)	(6,959,203)	(571,024)
Net transfers in (out) of Level 1	$(2,914,669,802)	$(6,959,203)	$(571,024)

Transfers into Level 2	$2,914,669,802	$6,959,203	$571,024
Transfers out of Level 2	-	-	-
Net transfers in (out) of Level 2	$2,914,669,802	$6,959,203	$571,024

(b)	Derivatives – The following disclosure provides certain information about the Funds’ derivative and hedging activities.

i.	Forward currency contracts — The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) in order to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies, or for any other lawful hedging purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was settled.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

Details of forward contracts, if any, at period end are included in the Schedules of Investments under the caption “Forward Contracts.”

ii.	Credit default swap contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and, with respect to over-the-counter credit default swaps, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.

Details of swap contracts at period end are included in the Schedules of Investments under the caption “Swap Contracts.”

iii.	Futures contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including index and interest rate Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it.

When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures.

Details of Futures at period end are included in the Schedules of Investments under the caption “Futures Contracts.”

(c)	To-Be-Announced Securities - The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered. Earmarked commitment for to-be-announced securities is presented in the Schedule of Investments. As of March 31, 2015, the Funds were not entered into to-be-announced securities.

(d)	Security Transactions and Related Investment Income – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on March 31, 2015.

ii.	Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign currency gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes –

At March 31, 2015, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION/ (DEPRECIATION) FOR FEDERAL TAX PURPOSES
International	3,734,418,571	1,491,767,060	(171,717,674)	1,320,049,386
Emerging Markets	17,924,232	1,463,004	(1,760,410)	(297,406)
Global Equity	7,574,537	2,258,219	(182,696)	2,075,523
Equity Opportunity	7,153,550	1,341,457	(113,084)	1,228,373
Mid Cap	1,595,290,485	224,432,224	(49,316,084)	175,116,140
Small Cap	176,692,842	91,904,792	(20,267,687)	71,637,105
Low Duration Bond	46,048,943	143,432	(153,308)	(9,876)
Core Bond	217,057,229	2,866,469	(429,456)	2,437,013
Core Plus Bond	681,305,186	9,990,368	(1,114,319)	8,876,049
Unconstrained Bond	1,796,754,537	11,315,569	(3,553,540)	7,762,029

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(g)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)	Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

Item 2.  Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 26, 2015

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
May 26, 2015